Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 2,718	$ 2,907	$ 2,812
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,680)	141	383
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(9)	(4)	3
Reclassification adjustments for net (gains) losses included in net income	15	(13)	1
Unrealized gains (losses) on available-for-sale securities	6	(17)	4
Pension and other postretirement plans:
Prior service costs arising during the year	(3)	(16)	(36)
Net actuarial gains (losses) arising during the year	(614)	291	(601)
Amortization of prior service cost included in net income	17	23	30
Amortization of net actuarial loss included in net income	79	99	70
Pension and other postretirement plan adjustments	(521)	397	(537)
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	(52)	28	53
Reclassification adjustments for net (gains) losses included in net income	9	(43)	(28)
Unrealized gains (losses) of cash flow hedge derivatives	(43)	(15)	25
Other Comprehensive Income (Loss), Net of Tax	(2,238)	506	(125)
Total comprehensive income, net of tax	480	3,413	2,687
Comprehensive income attributable to noncontrolling interests, net of tax	(115)	(115)	(98)
Total comprehensive income, net of tax, attributable to ABB	$ 365	$ 3,298	$ 2,589